Vanguard(R)Money Market Funds
Semiannual Report-- May 31, 2001

Money Market

Included within this report:
Vanguard Prime Money Market Fund
Vanguard Federal Money Market Fund
Vanguard Treasury Money Market Fund

The Vanguard Group(R)

SOME LESSONS FROM THE MARKETS
Although the past year has been a trying period for many investors, it reinforced some investment truths worth keeping in mind as you build and maintain your portfolio. These include:
     **Things change. It's difficult--bordering on impossible--to consistently or precisely predict when the financial markets will turn up or down, when the economy will accelerate or slow, and which investments will lead or lag. Don't risk your hard-earned money by betting on such forecasts.
     **Diversification matters. If you build and maintain a portfolio that includes different asset classes--as well as types of securities within asset classes--you give yourself a valuable buffer against severe damage from any one market segment. True, your diversified portfolio will never top the short-term performance charts. But a balanced investment approach will help you to meet your financial goals without taking undue risks.
     **Perspective is paramount. Market declines are always painful. Yet they're inevitable if you seek the long-term rewards of investing. If you keep your focus on your long-term goals, you'll find periodic downturns much easier to endure, and you'll avoid making emotion-driven mistakes.

SUMMARY
** During the half-year, all of the Vanguard Money Market Funds earned higher total returns than those of their peer groups.
** Short-term interest rates declined during the six months, reducing yields for money market funds.
** With inflation near 3% and short-term interest rates near 4%, real (inflation-adjusted) returns are approaching their lowest levels since the early 1990s.

CONTENTS
 1 Letter from the Chairman
 5 Report from the Adviser
 7 Fund Profiles
 8 Glossary of Investment Terms
 9 Performance Summaries
11 Financial Statements

LETTER
from the Chairman

Fellow Shareholder,
During the fiscal half-year ended May 31, 2001, the VANGUARD MONEY MARKET FUNDS fulfilled their objective of providing income and liquidity while preserving the value of the funds' principal. The returns of each of the funds also outpaced those of their average peers.

TOTAL RETURNS

                        Six Months Ended                Twelve Months Ended
                          May 31, 2001                      May 31, 2001
                  ------------------------------    ----------------------------
Money                                    Average                         Average
Market            Vanguard             Competing       Vanguard        Competing
Fund                  Fund                 Fund*           Fund            Fund*
--------------------------------------------------------------------------------
Prime                 2.8%                  2.4%           6.1%             5.5%
  (SEC 7-Day Annualized
   Yield: 4.39%)
Federal               2.8%                  2.5%           6.0%             5.5%
 (SEC 7-Day Annualized
  Yield: 4.45%)
Treasury              2.6%                  2.4%           5.7%             5.3%
 (SEC 7-Day Annualized
  Yield: 4.04%)
Prime Institutional
 Shares**             2.9%                  2.7%           6.3%             5.9%
 (SEC 7-Day Annualized
  Yield: 4.59%)
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.
**Minimum initial investment is $10 million.

     The Prime Money Market Fund returned 2.8% for the six-month period and 6.1% for the twelve-months ended May 31. After adjusting for the 3.6% rise in consumer prices during the twelve months, the fund returned a real, or inflation-adjusted, 2.5%--a solid performance, especially in light of the U.S. stock market's continued struggles.
     The table above presents the total returns of our funds and their peers for the half-year and for the twelve months. The share price of each fund held steady at $1 throughout the periods, as expected but not guaranteed. We also present the annualized yields for our funds as of May 31.

FINANCIAL MARKETS IN REVIEW
During the six months ended May 31, the U.S. economy was marked by two opposing trends: strength among consumers and weakness in the industrial sectors. Housing starts and sales were strong, and consumer spending remained healthy. Unemployment edged up in May--4.4% of the labor force was unemployed--but consumers stayed calm. Indeed, a survey of consumer confidence showed improved sentiment in May, although the confidence level was well below the January 2000 high.

MARKET BAROMETER                                                   Total Returns
                                                      Periods Ended May 31, 2001

                                                   Six         One          Five
                                                Months        Year        Years*
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index (Entire market)       5.1%       13.1%          7.7%
Lehman 10 Year Municipal Bond Index               4.6        11.8           6.7
Salomon Smith Barney 3-Month
 U.S. Treasury Bill Index                          2.7         5.8           5.2
--------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                       -3.9%      -10.6%         15.1%
Russell 2000 Index (Small-caps)                  12.2         5.7           8.0
Wilshire 5000 Index (Entire market)              -2.5       -10.1          13.3
MSCI EAFE Index (International)                  -7.6       -16.9           4.2
================================================================================
CPI
Consumer Price Index                              2.1%        3.6%          2.6%
--------------------------------------------------------------------------------
*Annualized.

     The industrial economy fared worse. Businesses trimmed spend-ing on capital equipment, with especially sharp cutbacks in outlays for computers and software. Industrial production declined throughout the half-year. Manu-facturing activity cooled, and slowing sales within the industrial sector left substantial inventory on warehouse shelves.
     Overall, a strong consumer economy and a weak industrial economy added up to modest growth in the period. In the first quarter of 2001, inflation-adjusted gross domestic product, the estimated value of the nation's output of goods and services, increased at a 1.2% annual rate, far below the 4.8% pace during the same period in 2000.
     The Federal Reserve Board's Open Market Committee responded to the mixed economic picture with five reductions in its target for short-term interest rates. The first cut came in January and the most recent on May 15. In total, the FOMC sliced 250 basis points (2.5 percentage points) from short-term rates in an effort to stimulate capital spending and sustain consumers' upbeat mood.
     The U.S. stock market's course reflected the uncertainty in the broad economy. After a swift fall early in the six months, U.S. stocks rallied in April and May. Continued weakness in large-capitalization technology stocks kept the broad stock market in negative territory, but smaller stocks and value stocks--those issues with low prices relative to fundamental measures such as earnings and book value--thrived.
     Bonds turned in good results during the period. The prices of bonds with maturities of less than 5 years enjoyed the biggest gains, as their yields declined roughly in line with the FOMC's rate cuts. (Bond prices move in the opposite direction from their yields.) The story was different for long-term bonds. Yields rose, and prices declined, heightening the difference between the cost of short-term and long-term borrowing. At the end of May, the gap between the yield of the 30-year U.S. Treasury bond and that of the 3-year Treasury note stood at 116 basis points (1.16 percentage points), up from just 3 basis points six months earlier.

     Corporate bonds outperformed their Treasury counterparts across all maturities during the period. The riskiest credits--"high-yield" bonds--turned in the best results. Municipal bonds also enjoyed strong returns, even as bond-rating agencies downgraded the State of California's credit rating, a blow to one of the municipal bond market's largest issuers.

PERFORMANCE REVIEW
During the past six months, the Vanguard Money Market Funds provided what we call the "Vanguard advantage"--superior returns compared with those of their average peer funds without any sacrifice in portfolio quality. These results reflect a combination of skilled management by Vanguard's Fixed Income Group and our funds' low operating costs, which keep our funds' expense ratios far below those of their average peers.
     Because money market funds generally select from the same pool of short-term instruments, their returns before expenses are usually very similar. But what matters to the shareholder, of course, is returns after expenses. The Investor Shares of each of the Vanguard Money Market Funds carry operating expense ratios (or annualized expenses as a percentage of assets) of 0.33%--$3.30 per $1,000 of assets invested. The funds' average competitors charge from 0.72% to 0.84% of assets--$7.20 to $8.40 per $1,000 of assets. The Prime Money Market Fund's Institutional Shares, which require a minimum investment of $10 million, carry an expense ratio of 0.13%, compared with 0.42% for the average peer. These cost differences account for much of our funds' performance edge.

--------------------------------------------------------------------------------
Because money market funds generally select from the same pool of short-term instruments, their returns before expenses are very similar. But what matters to the shareholder, of course, is returns after expenses.
--------------------------------------------------------------------------------

     Proportionately, low expenses will be even more important in coming months, because the decline in money market yields means that investment costs will consume a larger share of the returns available to shareholders. Throughout the half-year, yields on money market instruments, bank deposits, and other short-term investments decreased in step with the FOMC's rate cuts. As of May 31, the Prime Money Market Fund's 7-day annualized yield was 4.39%, down from 6.35% at the start of the six months. At the same time, consumer prices ticked up, trimming real returns.

IN SUMMARY
Money market funds can play a role in any portfolio. They provide an opportunity to diversify a portfolio of stock and bond funds. They also offer a safe and liquid haven for short-term investments and emergency cash reserves.

     We believe that a diversified portfolio of stock, bond, and money market funds--apportioned in accordance with your goals and risk tolerance--is the best response to the market's ever-present uncertainties. Once you've devised such a portfolio, we recommend sticking with your plan for the long haul. We thank you for entrusting your hard-earned dollars to us.


Sincerely,

June 8, 2001

[PHOTO-John Brennan]
JOHN J. BRENNAN
Chairman and
Chief Executive Officer

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS
The fiscal year-end for the Vanguard Money Market Funds is being changed from November 30 to August 31. The change will not affect the funds' investment objectives or policies. Rather, it is part of a wider effort to improve the efficiency and reduce the costs of producing fund reports by spreading the work more evenly throughout the year.
     In October, shareholders of the Money Market Funds will receive a fund report covering the nine-month period from November 30, 2000, through August 31, 2001. After that, shareholders will receive a semiannual report each April, covering the six months from September 1 through February, and an annual report each October, covering the twelve months through August.

REPORT
 from the Adviser                                    VANGUARD FIXED INCOME GROUP

The VANGUARD MONEY MARKET FUNDS performed well during the six months ended May 31, 2001, outperforming their average peers. However, the sharp decline in short-term interest rates during the period meant lower yields--and, thus, lower returns--for money market funds. The Investor Shares of our Prime Fund and our Federal Fund each returned 2.8% for the half-year, while our Treasury Fund--the most conservative of the group--returned 2.6%. Our returns topped the result of the broad stock market, which continued to struggle, but fell below the robust returns of bonds.

--------------------------------------------------------------------------------
Investment Philosophy

The funds reflect a belief that the highest level of current income consistent with capital preservation and liquidity can be provided by holding high-quality money market instruments issued by financial institutions, nonfinancial corporations, the U.S. government, and federal agencies.
--------------------------------------------------------------------------------

THE INVESTMENT ENVIRONMENT
Over the six months ended May 31, the U.S. economy slowed considerably, primarily because of a sharp reduction in business spending and a severe downshift in production at the nation's factories. Though some positive signs surfaced in the form of a relatively strong housing market and steady consumer spending, these factors were not enough to keep U.S. economic growth from slowing to an annual rate of 1.2% during the first three months of 2001. Whether the economy will continue to decelerate--not to mention when it might begin to turn up--is far from clear.
     Since the end of our 2000 fiscal year, the Federal Reserve Board has moved aggressively to ward off the slowdown, cutting its target for short-term interest rates by 2.5 percentage points to 4%. The effect on short-term securities, which react swiftly to interest rate changes, has been significant. Market rates for commercial paper, certificates of deposit, government agency paper, and Treasury securities have fallen in step with the Fed's target.
     The decline in interest rates has worked to the benefit of some fixed income investors because when rates fall, bond prices rise. However, falling interest rates contain no such silver lining for money market investors. Because the principal value of money market funds remains stable, these funds do not enjoy a price boost, yet they fully reflect the (much lower) yields available on short-term securities.
     Because of the Fed's rate cuts, yields of money market funds will soon fall below 4%. And yields could go even lower if the Fed continues to ease.

     Inflation, meanwhile, has remained fairly steady, hovering around an annual rate of about 3%. This means that real (after-inflation) yields on money market funds are heading toward zero--a level not seen since the early 1990s.

OUR INVESTMENT APPROACH
Because we anticipated the Fed easing, we kept the average weighted maturity of our funds in the bullish range during the six months and held on to higher-yielding securities somewhat longer than we otherwise would have.
     The credit quality of the Prime Money Market Fund, which holds corporate debt along with Treasury and agency securities, is currently very high, even by the lofty credit quality standards of the money market fund industry. Although we slightly alter the maturity and overall quality of our portfolios from time to time, our commitment to providing high-quality, conservatively managed portfolios is steadfast. We believe that our advantage over our peers--low costs, reinforced with prudent and experienced investment management--adds up for our shareholders year after year.


Ian A. MacKinnon, Managing Director
Robert F. Auwaerter, Principal
John Hollyer, Principal
David R. Glocke, Principal

June 13, 2001

FUND PROFILE                                                  As of May 31, 2001
 for Prime Money Market Fund

This Profile provides a snapshot of the fund's characteristics. Key terms are defined on page 8.

-----------------------------------------------
FINANCIAL ATTRIBUTES

Yield                                     4.4%
Yield--Institutional Shares               4.6%
Average Maturity                       67 days
Average Quality                            Aa1
Expense Ratio                           0.33%*
Expense Ratio--Institutional Shares     0.13%*
-----------------------------------------------

-------------------------------
DISTRIBUTION BY CREDIT QUALITY
 (% of portfolio)

Treasury/Agency       23.8%
Aaa                   17.1
Aa                    49.8
A                      9.3
Baa                    0.0
Ba                     0.0
B                      0.0
Not Rated              0.0
-------------------------------
Total                100.0%
-------------------------------

--------------------------------
DISTRIBUTION BY ISSUER
 (% of portfolio)

Certificates of Deposit    40.7%
Commercial Paper           31.0
Treasury/Agency            23.8
Other                       4.5
--------------------------------
Total                     100.0%
--------------------------------


FUND PROFILE                                                  As of May 31, 2001
 for Federal Money Market Fund

This Profile provides a snapshot of the fund's characteristics. Key terms are defined on page 8.

-------------------------------
FINANCIAL ATTRIBUTES

Yield                      4.5%
Average Maturity        74 days
Average Quality          Agency
Expense Ratio            0.33%*
-------------------------------

-------------------------------
DISTRIBUTION BY CREDIT QUALITY
 (% of portfolio)

Agency                 100.0%
------------------------------

*Annualized.
                                                              [Computer graphic]
                                                               Visit our website
                                                                www.vanguard.com
                                                           for regularly updated
                                                               fund information.

FUND PROFILE                                                  As of May 31, 2001
 for Treasury Money Market Fund

This Profile provides a snapshot of the fund's characteristics. Key terms are defined below.

------------------------------
FINANCIAL ATTRIBUTES

Yield                     4.0%
Average Maturity       78 days
Average Quality       Treasury
Expense Ratio           0.33%*
------------------------------

--------------------------------
DISTRIBUTION BY CREDIT QUALITY
 (% of portfolio)

Treasury                100.0%
--------------------------------
*Annualized.


GLOSSARY
 of Investment Terms

Average Maturity. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
Expense Ratio. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
Yield. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past seven days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------

                                                              [Computer graphic]
                                                               Visit our website
                                                                www.vanguard.com
                                                           for regularly updated
                                                               fund information.

PERFORMANCE SUMMARIES

In the performance summaries on this and the following page, all of the data represent past performance, which cannot be used to predict future returns that may be achieved by the funds. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the funds.


PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                      November 30, 1990-May 31, 2001

--------------------------------------------------------------------------------
Prime Money Market Fund          Average
                                   Fund*
Fiscal                Total        Total
Year                 Return       Return
--------------------------------------------------------------------------------
1991                   6.4%          5.9%
1992                   3.9           3.4
1993                   3.0           2.6
1994                   3.9           3.5
1995                   5.8           5.4
1996                   5.3           4.8
--------------------------------------------------------------------------------
Prime Money Market Fund           Average
                                    Fund*
Fiscal               Total          Total
Year                Return         Return
--------------------------------------------------------------------------------
1997                   5.4%          4.9%
1998                   5.4           4.9
1999                   5.0           4.4
2000                   6.2           5.6
2001**                 2.8           2.4
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (5/31/2001): 4.39%
--------------------------------------------------------------------------------
*Average Money Market Fund; derived from data provided by Lipper Inc.
**Six months ended May 31, 2001.
See Financial Highlights table on page 27 for dividend information for the past five years.
--------------------------------------------------------------------------------

PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                      November 30, 1990-May 31, 2001

--------------------------------------------------------------------------------
Prime Money Market Fund           Average
 Institutional Shares              Fund**
Fiscal        Total                Total
Year        Return*               Return
--------------------------------------------------------------------------------
1991           6.5%                 6.2%
1992           4.0                  3.8
1993           3.2                  2.9
1994           4.1                  3.8
1995           6.0                  5.7
1996           5.5                  5.2
--------------------------------------------------------------------------------
Prime Money Market Fund           Average
 Institutional Shares              Fund**
Fiscal      Total                   Total
Year        Return*                Return
--------------------------------------------------------------------------------
1997           5.6%                  5.3%
1998           5.6                   5.3
1999           5.1                   4.9
2000           6.4                   6.1
2001+          2.9                   2.7
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (5/31/2001): 4.59%
--------------------------------------------------------------------------------
*Prior to 10/28/1995, total returns are for Vanguard Institutional Money Market Portfolio.
**Average Institutional Money Market Fund; derived from data provided by Lipper Inc.
+Six months ended May 31, 2001.
See Financial Highlights table on page 28 for dividend information for the past five years.
--------------------------------------------------------------------------------

FEDERAL MONEY MARKET FUND
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                      November 30, 1990-May 31, 2001

--------------------------------------------------------------------------------
Federal Money Market Fund        Average
                                   Fund*
Fiscal      Total                  Total
Year        Return                Return
--------------------------------------------------------------------------------
1991          6.2%                  5.7%
1992          3.8                   3.4
1993          3.0                   2.6
1994          3.8                   3.4
1995          5.8                   5.3
1996          5.3                   4.8
--------------------------------------------------------------------------------
Federal Money Market Fund        Average
                                   Fund*
Fiscal       Total                 Total
Year        Return                Return
--------------------------------------------------------------------------------
1997          5.4%                  4.9%
1998          5.4                   4.9
1999          4.9                   4.4
2000          6.1                   5.6
2001**        2.8                   2.5
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (5/31/2001): 4.45%
--------------------------------------------------------------------------------
*Average Government Money Market Fund; derived from data provided by Lipper Inc. **Six months ended May 31, 2001.
See Financial Highlights table on page 28 for dividend information for the past five years.
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TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                      November 30, 1990-May 31, 2001

Treasury Money Market Fund*      Average
                                  Fund**
Fiscal       Total                 Total
Year        Return                Return
--------------------------------------------------------------------------------
1991          5.9%                  5.8%
1992          3.7                   3.5
1993          2.9                   2.6
1994          3.6                   3.4
1995          5.5                   5.2
1996          5.1                   4.8
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Treasury Money Market Fund*      Average
                                  Fund**
Fiscal       Total                 Total
Year        Return                Return
--------------------------------------------------------------------------------
1997          5.1%                  4.8%
1998          5.1                   4.8
1999          4.5                   4.2
2000          5.7                   5.4
2001+         2.6                   2.4
--------------------------------------------------------------------------------
SEC 7-Day Annualized Yield (5/31/2001): 4.04%
--------------------------------------------------------------------------------
*Prior to 12/2/1996, known as the U.S. Treasury Portfolio.
**Average Treasury Money Market Fund; derived from data provided by Lipper Inc. +Six months ended May 31, 2001.
See Financial Highlights table on page 29 for dividend information for the past five years.
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FINANCIAL STATEMENTS
 May 31, 2001 (unaudited)

STATEMENT OF NET ASSETS
This Statement provides a detailed list of each fund's holdings on the last day of the reporting period, including each security's maturity date, coupon rate or yield to maturity at the time of purchase, and statement-date market value. Securities are grouped and subtotaled by type of instrument (U.S. government obligations, commercial paper, certificates of deposit, etc.). Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value
(NAV) Per Share. Each fund's objective is to maintain a constant NAV of $1.00 per share.
     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Virtually the entire amount of net assets consists of Paid-in Capital (money invested by shareholders). Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day, and Accumulated Realized Gains (Losses) are very small because the fund seldom realizes any significant gains or losses on sales of securities.

--------------------------------------------------------------------------------
                                                                Face      Market
                                                 Maturity     Amount      Value*
Prime Money Market Fund           Yield**            Date      (000)       (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (23.7%)
--------------------------------------------------------------------------------
Federal Home Loan Bank              4.255%    7/1/2001(1)  1,000,000     999,875
Federal Home Loan Bank              4.375%      3/28/2002     48,245      48,227
Federal Home Loan Bank               4.52%   7/12/2001(1)  1,000,000     999,751
Federal Home Loan Bank              4.588%   7/19/2001(1)  1,000,000     999,738
Federal Home Loan Bank               4.90%       2/7/2002     25,000      24,979
Federal Home Loan Bank              4.907%       6/8/2001    179,485     179,316
Federal Home Loan Bank               4.91%   6/13/2001(1   1,000,000     999,501
Federal Home Loan Bank               4.99%      8/24/2001     22,800      22,541
Federal Home Loan Bank              4.995%      8/15/2001     20,000      19,797
Federal Home Loan Bank              5.392%      7/18/2001     86,711      86,117
Federal Home Loan Bank               6.75%       2/1/2002     50,000      50,516
Federal Home Loan Mortgage Corp.    3.867%      8/30/2001    100,000      99,042
Federal Home Loan Mortgage Corp.    3.885%   6/26/2001(1)    500,000     499,947
Federal Home Loan Mortgage Corp.     3.95%    6/4/2001(1)    239,186     239,152
Federal Home Loan Mortgage Corp.    3.967%       8/2/2001    222,321     220,816
Federal Home Loan Mortgage Corp.    4.057%      5/23/2002    124,047     119,261
Federal Home Loan Mortgage Corp.    4.068%       5/1/2002    108,500     104,554
Federal Home Loan Mortgage Corp.    4.386%      3/28/2002    301,112     290,452
Federal Home Loan Mortgage Corp.     4.75%     12/14/2001    100,000     100,104
Federal Home Loan Mortgage Corp.    4.872%       6/7/2001    200,000     199,838
Federal Home Loan Mortgage Corp.    5.018%      1/31/2002    290,000     280,621
Federal Home Loan Mortgage Corp.    5.072%      8/16/2001    273,393     270,566
Federal Home Loan Mortgage Corp.    6.905%      7/19/2001    600,000     595,778
Federal National Mortgage Assn.     3.867%      8/30/2001    271,319     268,726
Federal National Mortgage Assn.      3.95%    6/4/2001(1)     22,989      22,986
Federal National Mortgage Assn.     3.967%       8/2/2001    394,904     392,269
Federal National Mortgage Assn.     4.054%      5/17/2002    330,081     317,560
Federal National Mortgage Assn.     4.062%      5/10/2002    100,000      96,275
Federal National Mortgage Assn.     4.068%       5/3/2002    100,973      97,279

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                                                                Face      Market
                                                 Maturity     Amount      Value*
Prime Money Market Fund           Yield**            Date      (000)       (000)
--------------------------------------------------------------------------------
Federal National Mortgage Assn.     4.133%    8/6/2001(1)    700,000     699,578
Federal National Mortgage Assn.      4.17%   7/30/2001(1)  1,000,000     999,448
Federal National Mortgage Assn.      4.49%      9/13/2001    100,000      98,729
Federal National Mortgage Assn.     4.532%       3/8/2002     96,287      93,119
Federal National Mortgage Assn.     4.557%      3/22/2002    150,000     144,659
Federal National Mortgage Assn.     4.665%      7/12/2001    298,000     296,435
Federal National Mortgage Assn.      4.84%   6/16/2001(1)    500,000     499,686
Federal National Mortgage Assn.     5.003%      1/25/2002    207,518     201,059
Federal National Mortgage Assn.     5.066%      8/23/2001    500,000     494,305
Federal National Mortgage Assn.     5.072%      8/16/2001     54,080      53,515
Federal National Mortgage Assn.     5.073%       2/8/2002    124,649     120,421
Federal National Mortgage Assn.     5.424%      7/19/2001    100,000      99,296
Federal National Mortgage Assn.     5.657%       7/5/2001    122,432     121,796
Federal National Mortgage Assn.      6.44%     11/21/2001    110,000     111,242
Federal National Mortgage Assn.     6.625%      1/15/2002     31,499      31,904
]-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (Cost $12,710,776)                                                   12,710,776
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COMMERCIAL PAPER (30.8%)
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Bank Holding Companies (1.5%)
Citicorp                            4.472%      6/12/2001    200,000     199,728
J.P. Morgan Chase & Co.             4.006%      6/27/2001    300,000     299,135
J.P. Morgan Chase & Co.             4.224%       8/1/2001    125,000     124,115
Wells Fargo & Co.                   4.278%      6/21/2001    200,000     199,528
                                                                    ------------
                                                                         822,506
                                                                    ------------

Finance--Auto (0.5%)
Toyota Motor Credit Corp.           4.274%      6/21/2001     29,400      29,331
Toyota Motor Credit Corp.           4.275%      6/22/2001    257,820     257,191
                                                                    ------------
                                                                         286,522
                                                                    ------------
Finance--Other (13.4%)
American Express Credit Corp.       3.995%      7/19/2001    200,000     198,941
American Express Credit Corp.        4.10%      6/21/2001     39,891      39,801
American General Corp.              4.283%      7/20/2001    100,000      99,423
American General Corp.               4.37%      6/29/2001     14,500      14,451
Asset Securitization
 Cooperative Corp.                  4.079%      6/21/2001    130,000     129,707
Asset Securitization
 Cooperative Corp.                   4.08%      6/22/2001    290,000     289,313
Asset Securitization
 Cooperative Corp.                  4.372%       6/8/2001     90,000      89,924
Asset Securitization
 Cooperative Corp.                  4.398%       6/5/2001    100,000      99,951
Associates Corp. of North America   6.449%       6/1/2001    100,000     100,000
Centric Capital Corp.               3.958%       8/8/2001     14,500      14,393
Centric Capital Corp.               3.959%       8/9/2001      6,200       6,153
Centric Capital Corp.               4.006%      7/23/2001     32,700      32,512
Centric Capital Corp.                4.02%       8/7/2001     10,500      10,422
Centric Capital Corp.               4.034%      6/18/2001     90,000      89,829
Centric Capital Corp.               4.289%       8/1/2001      4,604       4,571
Centric Capital Corp.               4.377%       6/4/2001     28,600      28,590
Centric Capital Corp.               4.828%      6/27/2001     22,750      22,672
Ciesco LP                           3.949%      8/23/2001    100,000      99,099
Ciesco LP                           4.299%      6/22/2001     30,000      29,925
Ciesco LP                           4.634%      7/11/2001    200,000     198,982
Corporate Asset Funding Corp.       3.959%      8/23/2001    150,000     148,644
Corporate Asset Funding Corp.       4.268%      6/28/2001     75,000      74,762
Corporate Asset Funding Corp.       4.654%      7/10/2001    100,000      99,502

--------------------------------------------------------------------------------
                                                                Face      Market
                                                 Maturity     Amount      Value*
                                  Yield**            Date      (000)       (000)
--------------------------------------------------------------------------------
Corporate Receivables Corp.         3.961%      8/27/2001    100,000      99,053
Corporate Receivables Corp.         4.363%      6/15/2001     50,000      49,916
Corporate Receivables Corp.         5.006%      6/13/2001    350,000     349,427
Corporate Receivables Corp.         6.154%      6/21/2001     50,000      49,834
Delaware Funding                    4.027%      7/16/2001     55,574      55,296
Delaware Funding                    4.032%      6/18/2001     18,444      18,409
Delaware Funding                    4.308%      6/21/2001     55,380      55,248
Delaware Funding                    4.309%      6/22/2001     70,094      69,919
Delaware Funding                    4.334%      7/18/2001    110,944     110,323
Delaware Funding                     5.02%       6/8/2001     44,201      44,158
Enterprise Funding Corp.            3.959%      8/23/2001     30,302      30,028
Enterprise Funding Corp.            4.018%      7/27/2001     28,072      27,898
Enterprise Funding Corp.            4.034%      6/25/2001     22,256      22,196
Enterprise Funding Corp.            4.116%      6/13/2001     54,675      54,600
Enterprise Funding Corp.            4.776%      6/19/2001     60,897      60,753
Enterprise Funding Corp.            4.783%      6/14/2001     44,563      44,487
General Electric Capital Corp.      4.182%      7/31/2001    100,000      99,310
General Electric Capital Corp.      4.446%      10/2/2001    100,000      98,514
General Electric Capital Corp.      4.518%      9/21/2001    200,000     197,250
General Electric Capital Corp.      4.539%      9/28/2001     39,864      39,279
General Electric Capital Corp.      4.547%     10/29/2001    150,000     147,231
General Electric Capital Corp.       4.64%       8/2/2001    300,000     297,639
General Electric Capital Corp.      5.293%       6/5/2001    200,000     199,884
General Electric Capital Corp.      6.044%       6/7/2001    150,000     149,853
General Electric Capital Corp.      6.204%       6/6/2001    200,000     199,832
General Electric Capital Corp.      6.463%      6/12/2001    250,000     249,523
General Electric Capital Corp.       7.00%       3/1/2002     88,505      89,717
General Electric Capital
 International Funding Co.          4.738%       7/9/2001    100,000      99,506
International Lease Finance Corp.   4.294%      7/19/2001     25,000      24,858
Intrepid Funding                    3.976%      8/17/2001     23,000      22,806
Intrepid Funding                    4.288%      7/18/2001     25,459      25,318
Intrepid Funding                    4.758%      7/10/2001    101,470     100,954
Intrepid Funding                    4.766%       7/6/2001     33,255      33,103
New Center Asset Trust              4.025%      6/26/2001    200,000     199,443
New Center Asset Trust              4.288%      6/29/2001     50,000      49,834
New Center Asset Trust              4.329%      6/22/2001    100,000      99,749
New Center Asset Trust              4.691%      7/10/2001    200,000     198,995
Old Line Funding Corp.              4.022%      6/15/2001     11,092      11,075
Old Line Funding Corp.              4.024%      6/20/2001     31,392      31,325
Old Line Funding Corp.              4.379%       6/8/2001     36,912      36,881
Park Avenue Receivable Corp.        4.034%      6/22/2001    100,362     100,127
Park Avenue Receivable Corp.        4.093%      6/13/2001     20,493      20,465
Park Avenue Receivable Corp.        4.399%       6/7/2001     96,557      96,487
Preferred Receivables Funding Co.   4.066%      6/19/2001    200,000     199,595
Preferred Receivables Funding Co.   4.066%      6/20/2001     34,570      34,496
Preferred Receivables Funding Co.   4.125%      6/11/2001     19,837      19,814
Preferred Receivables Funding Co.   4.325%      6/21/2001     61,067      60,928
Private Export Funding Corp.        4.312%      8/20/2001     29,600      29,320
Private Export Funding Corp.        4.538%       8/9/2001     24,000      23,794
Private Export Funding Corp.        4.632%       8/7/2001     12,237      12,133
Private Export Funding Corp.        4.665%      7/24/2001     27,250      27,065
Private Export Funding Corp.        4.681%      7/31/2001     24,000      23,816
Three Rivers Funding                4.023%      6/18/2001    263,611     263,111
Three Rivers Funding                4.024%      6/19/2001     50,157      50,056

--------------------------------------------------------------------------------
                                                                Face      Market
                                                 Maturity     Amount      Value*
Prime Money Market Fund           Yield**            Date      (000)       (000)
--------------------------------------------------------------------------------
Three Rivers Funding                4.025%      6/20/2001    100,117      99,905
Variable Funding Capital Corp.       3.98%      7/24/2001     52,000      51,698
Variable Funding Capital Corp.      4.161%      6/21/2001    100,000      99,770
Variable Funding Capital Corp.      4.192%      6/22/2001    200,000     199,514
                                                                    ------------
                                                                       7,177,085
                                                                    ------------
Industrial (3.2%)
Abbott Laboratories                 4.012%      6/21/2001     50,000      49,889
Abbott Laboratories                 4.015%      6/27/2001     50,000      49,856
Abbott Laboratories                 4.015%      6/28/2001    200,000     199,400
Abbott Laboratories                 4.016%      6/29/2001     50,000      49,844
Bayer Corp.                         4.733%      6/22/2001     24,000      23,934
Equilon Enterprises LLC             4.233%      7/10/2001     25,000      24,886
Equilon Enterprises LLC             4.258%      7/12/2001     60,000      59,712
Equilon Enterprises LLC             4.788%      6/12/2001     25,000      24,964
Equilon Enterprises LLC             4.789%      6/13/2001     45,000      44,929
Equilon Enterprises LLC             4.917%       6/8/2001     25,000      24,976
Exxon Imperial U.S. Inc.            4.736%      6/27/2001     38,125      37,996
Exxon Imperial U.S. Inc.            4.824%       6/5/2001     50,000      49,973
First Data Corp.                    4.014%      6/19/2001     59,000      58,882
Gannett Co.                         4.012%      6/18/2001    100,000      99,811
Merck & Co.                         3.978%      6/28/2001    448,385     447,053
Minnesota Mining and
 Manufacturing Co.                  4.883%      6/19/2001     32,000      31,923
Nestle Capital Corp.                 6.61%       6/1/2001        874         874
Wal Mart Stores Inc.                 3.93%      8/30/2001    460,000     459,890
                                                                    ------------
                                                                       1,738,792
                                                                    ------------
Insurance (1.5%)
Aegon Funding Corp.                 3.989%      8/14/2001     40,250      39,923
Aegon Funding Corp.                 4.172%       8/3/2001     90,000      89,350
Aegon Funding Corp.                 4.707%       7/9/2001     14,000      13,931
ING America Insurance Holdings Inc. 3.941%      8/28/2001     50,000      49,523
ING America Insurance Holdings Inc. 4.992%       6/8/2001     49,800      49,752
ING America Insurance Holdings Inc. 5.278%       8/2/2001     64,500      63,929
Marsh & McLennan Co. Inc.           4.755%      6/20/2001     25,000      24,938
Marsh & McLennan Co. Inc.           4.779%      6/14/2001     30,300      30,248
MetLife Funding Inc.                 3.86%      8/17/2001    100,782      99,941
MetLife Funding Inc.                4.648%      6/27/2001    116,613     116,226
Prudential Funding                   4.10%      6/21/2001    100,000      99,773
Prudential Funding                  4.713%      7/13/2001     50,000      49,728
Prudential PLC                       4.30%      6/22/2001     20,031      19,981
Prudential PLC                       4.30%      7/12/2001     32,915      32,755
                                                                    ------------
                                                                         779,998
                                                                    ------------
Utilities (1.1%)
BellSouth Capital Funding Corp.     4.789%      6/14/2001     65,000      64,889
BellSouth Capital Funding Corp.     4.899%      6/13/2001    139,750     139,527
SBC Communications Inc.             4.295%      6/20/2001     50,000      49,887
SBC Communications Inc.             4.295%      6/21/2001     25,000      24,941
SBC Communications Inc.             4.368%       6/6/2001    100,000      99,940
Verizon Global Funding Corp.        4.244%      7/12/2001     30,000      29,856
Verizon Global Funding Corp.        4.262%       7/6/2001     28,400      28,283
Verizon Global Funding Corp.        4.311%      6/26/2001     50,000      49,851
Verizon Global Funding Corp.        4.312%      6/29/2001     50,000      49,834
Verizon Global Funding Corp.        4.327%      6/19/2001     20,000      19,957

--------------------------------------------------------------------------------
                                                                Face      Market
                                                 Maturity     Amount      Value*
                                  Yield**            Date      (000)       (000)
--------------------------------------------------------------------------------
Verizon Global Funding Corp.        4.329%      6/21/2001     15,000      14,964
Verizon Global Funding Corp.        4.979%       6/8/2001     29,812      29,783
                                                                    ------------
                                                                         601,712
                                                                    ------------

Foreign Banks (5.3%)
ABN-AMRO North America Finance Inc. 4.521%     10/11/2001    200,000     196,759
CBA (Delaware) Finance Inc.         3.939%      8/14/2001    100,000      99,198
CBA (Delaware) Finance Inc.         3.949%      8/23/2001     45,000      44,594
CBA (Delaware) Finance Inc.          3.95%      8/13/2001     25,000      24,802
CBA (Delaware) Finance Inc.         4.013%      6/22/2001    100,000      99,767
CBA (Delaware) Finance Inc.         4.664%      7/12/2001     25,000      24,869
CBA (Delaware) Finance Inc.         4.664%      7/17/2001     50,000      49,705
CBA (Delaware) Finance Inc.         4.919%      6/12/2001     15,545      15,522
Dexia (Delaware) Bank LLC           3.959%      8/10/2001    158,050     156,845
Dexia (Delaware) Bank LLC           4.347%      7/19/2001    100,000      99,427
Dexia (Delaware) Bank LLC           4.521%      9/21/2001     49,850      49,165
Dexia (Delaware) Bank LLC           4.663%       7/9/2001     68,823      68,488
Dexia (Delaware) Bank LLC           4.732%      6/29/2001     70,000      69,745
Dexia (Delaware) Bank LLC           4.974%       6/1/2001     35,000      35,000
Dexia (Delaware) Bank LLC            4.99%       6/5/2001    127,000     126,930
Halifax PLC                         4.521%      9/21/2001     25,000      24,656
Internationale Nederlanden
 US Funding                         6.356%      6/12/2001    150,000     149,737
Lloyds Bank                         6.443%       6/6/2001     50,000      49,957
Royal Bank of Canada                5.042%      8/20/2001     70,000      69,235
Societe Generale N.A. Inc.          3.948%       8/8/2001    189,600     188,200
Societe Generale N.A. Inc.          4.017%      7/16/2001    100,000      99,501
Societe Generale N.A. Inc.          4.521%      9/20/2001     49,000      48,332
Societe Generale N.A. Inc.          4.745%      7/18/2001     99,500      98,891
UBS (Delaware) Finance, Inc.        3.989%       8/6/2001    400,000     397,107
UBS (Delaware) Finance, Inc.        4.426%     10/11/2001    100,000      98,412
UBS (Delaware) Finance, Inc.        4.977%       6/5/2001    230,500     230,374
UBS (Delaware) Finance, Inc.         5.56%      7/16/2001    100,000      99,462
Westpac Capital Corp.               4.416%     10/11/2001     79,800      78,536
Westpac Capital Corp.                5.48%      7/23/2001     49,500      49,119
                                                                    ------------
                                                                       2,842,335
                                                                    ------------

Foreign Government (1.3%)
Electricite de France                4.24%       7/3/2001     50,000      49,813
Electricite de France               4.281%      6/28/2001     25,000      24,920
Government of Canada Bills           4.52%      9/20/2001    100,000      98,637
Government of Canada Bills          4.522%      9/24/2001    200,000     197,176
KFW International Finance Inc.      4.281%      6/26/2001     34,505      34,403
KFW International Finance Inc.      5.129%       8/1/2001     29,335      29,086
KFW International Finance Inc.       5.13%       8/3/2001     40,000      39,650
KFW International Finance Inc.      5.314%      6/27/2001     25,000      24,906
Oesterreichische Kontrollbank       4.909%      6/12/2001     11,630      11,613
Province of Ontario                 4.285%      7/23/2001     50,000      49,694
Province of Ontario                 4.396%      7/16/2001     49,700      49,430
Province of Ontario                 4.427%      10/9/2001     50,600      49,809
Reseau Ferre de France              4.605%      8/22/2001     25,000      24,743
                                                                    ------------
                                                                         683,880
                                                                    ------------

Foreign Industrial (3.0%)
Glaxo Wellcome PLC                  4.273%      7/18/2001     75,000      74,586
Glaxo Wellcome PLC                  4.281%      6/28/2001     41,700      41,567
Glaxo Wellcome PLC                  4.282%      6/29/2001    195,100     194,455

--------------------------------------------------------------------------------
                                                                Face      Market
                                                 Maturity     Amount      Value*
Prime Money Market Fund           Yield**            Date      (000)       (000)
--------------------------------------------------------------------------------
Glaxo Wellcome PLC                  4.623%      7/10/2001     86,700      86,271
Glaxo Wellcome PLC                  4.633%       7/9/2001     64,000      63,691
Glaxo Wellcome PLC                  4.704%       7/5/2001    168,175     167,436
Glaxo Wellcome PLC                  4.982%       6/7/2001     65,000      64,947
Siemens Capital Corp.               3.995%      6/25/2001    300,000     299,204
Total Fina Elf SA                   4.003%      6/21/2001    210,000     209,534
Total Fina Elf SA                   4.014%      6/25/2001    150,000     149,600
Total Fina Elf SA                   4.278%      6/27/2001     28,280      28,193
Total Fina Elf SA                    4.31%      6/29/2001     53,770      53,591
Westpac Trust Securities
 New Zealand Ltd.                   4.417%     10/11/2001    100,000      98,416
Westpac Trust Securities
 New Zealand Ltd.                   6.532%       6/4/2001    100,000      99,947
                                                                    ------------
                                                                       1,631,438
                                                                    ------------
--------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
 (Cost $16,564,268)                                                   16,564,268
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (23.5%)
--------------------------------------------------------------------------------
Certificates of Deposit--U.S. Banks (4.0%)
Chase Manhattan Bank
 (USA) Delaware                      4.00%      8/20/2001    499,000     499,000
Chase Manhattan Bank
 (USA) Delaware                      4.73%       7/5/2001    500,000     500,000
Citibank, N.A.                       5.02%       6/8/2001    200,000     200,000
Citibank, N.A.                       5.39%       7/9/2001     50,000      50,000
Firststar Bank, N.A.                 4.05%       8/6/2001    181,000     181,000
State Street Bank & Trust            4.00%      6/15/2001    300,000     300,000
State Street Bank & Trust            4.00%      6/18/2001    200,000     200,000
U.S. Bank N.A.                       4.73%      6/28/2001    200,000     200,000
                                                                    ------------
                                                                       2,130,000
                                                                    ------------
Yankee Certificates of Deposit--U.S. Branches (19.5%)
ABN-AMRO Bank N.V.                   6.45%       6/6/2001    100,000     100,001
Bank of Montreal                     4.02%      6/21/2001    200,000     200,000
Bank of Montreal                     4.03%      7/16/2001    200,000     200,000
Bank of Nova Scotia                  3.98%      8/10/2001    100,000     100,000
Bank of Nova Scotia                  4.70%      7/18/2001    100,000     100,000
Barclays Bank PLC                   4.085%       6/4/2001    250,000     249,958
Barclays Bank PLC                    4.60%      4/19/2002    100,000      99,983
Bayerische Landesbank Girozentrale   4.51%      10/9/2001    100,000     100,021
Bayerische Landesbank Girozentrale   5.20%      8/20/2001    100,000     100,000
Bayerische Landesbank Girozentrale   6.14%      6/25/2001    100,000     100,000
Bayerische Landesbank Girozentrale   6.37%       6/8/2001    200,000     200,002
Bayerische Landesbank Girozentrale   6.45%       6/6/2001    500,000     500,000
BNP Paribas                          4.29%      6/27/2001    200,000     200,000
BNP Paribas                          4.75%      6/28/2001    200,000     200,000
Canadian Imperial Bank of Commerce   4.64%      7/12/2001     98,000      97,997
Canadian Imperial Bank of Commerce   4.66%      7/11/2001     41,000      40,999
Canadian Imperial Bank of Commerce   4.79%      6/20/2001     22,000      22,000
Canadian Imperial Bank of Commerce   4.99%      6/11/2001     50,000      50,000
Credit Agricole Indosuez             3.96%       8/2/2001    192,000     192,003
Credit Agricole Indosuez             3.96%      8/13/2001    100,000     100,000
Credit Agricole Indosuez             4.78%      6/20/2001    100,000     100,000
Credit Agricole Indosuez             5.56%       7/9/2001    100,000     100,000
Credit Agricole Indosuez             6.89%      8/31/2001     62,500      62,911
Deutsche Bank AG                     3.97%       8/2/2001    200,000     200,000
Deutsche Bank AG                     4.00%      8/15/2001    100,000     100,000
Deutsche Bank AG                     4.58%     10/18/2001    350,000     350,000

--------------------------------------------------------------------------------
                                                                Face      Market
                                                 Maturity     Amount      Value*
                                  Yield**            Date      (000)       (000)
--------------------------------------------------------------------------------
Deutsche Bank AG                     5.65%       7/5/2001    100,000     100,006
Dexia Bank                           4.71%      7/19/2001     50,000      50,000
Dexia Bank                           4.78%      6/20/2001     38,000      38,000
Dexia Bank                           4.79%      6/27/2001    100,000     100,000
Dexia Bank                           5.02%       6/7/2001    275,000     275,000
Dresdner Bank AG                     4.00%      8/15/2001     50,000      50,000
Dresdner Bank AG                     4.30%      6/26/2001    200,000     200,000
Dresdner Bank AG                     4.65%       7/9/2001     50,000      50,000
Dresdner Bank AG                     4.65%      7/10/2001    150,000     150,000
Dresdner Bank AG                     4.75%      7/23/2001    100,000     100,000
Dresdner Bank AG                     4.77%      6/22/2001    250,000     250,000
Landesbank Baden-Wurttemberg         4.68%      9/24/2001     50,000      50,012
Landesbank Baden-Wurttemberg         4.98%      6/12/2001     50,000      50,001
Landesbank Hessen-Thueringen         4.00%      8/16/2001     97,000      97,000
Lloyds Bank                          3.95%      8/14/2001    250,000     250,000
Lloyds Bank                          4.25%      7/26/2001     83,000      83,000
Lloyds Bank                          5.32%      7/25/2001     50,000      50,001
National Westminster Bank PLC        3.97%      8/14/2001    200,000     200,000
National Westminster Bank PLC        4.70%      7/18/2001    250,000     250,000
National Westminster Bank PLC        5.02%       6/6/2001    250,000     250,000
National Westminster Bank PLC        5.02%       6/7/2001    250,000     250,000
Rabobank Nederlanden                4.135%      5/29/2002    200,000     199,961
Rabobank Nederlanden                4.215%      5/16/2002    199,250     199,231
Rabobank Nederlanden                 4.50%      4/17/2002    200,000     199,983
Rabobank Nederlanden                 4.60%      4/19/2002     97,000      96,917
Rabobank Nederlanden                 4.78%      3/11/2002     55,000      55,061
Rabobank Nederlanden                 5.02%       2/6/2002    200,000     199,987
Rababank Nederlanden                 5.09%      2/12/2002    199,800     199,773
Rabobank Nederlanden                5.205%      6/15/2001     50,000      50,005
Rabobank Nederlanden                 5.37%      7/26/2001     50,000      50,006
Royal Bank of Canada                 6.45%       6/6/2001    100,000     100,000
Royal Bank of Canada                 6.46%       6/6/2001    150,000     150,001
Royal Bank of Canada                 7.17%      6/13/2001     30,000      30,005
Societe Generale                    3.985%      8/14/2001    100,000     100,002
Societe Generale                     4.50%     10/15/2001    300,000     300,000
Toronto Dominion Bank                4.70%      7/16/2001    200,000     200,000
Toronto Dominion Bank                4.75%      7/20/2001    100,000     100,000
Toronto Dominion Bank                4.94%      6/15/2001    100,000     100,002
Toronto Dominion Bank                6.20%      6/22/2001    300,000     300,000
UBS AG                              4.605%      3/28/2002    300,000     299,952
UBS AG                               5.05%       2/6/2002    200,000     199,987
UBS AG                               5.34%      7/30/2001    249,659     249,679
Westdeutsche Landesbank              4.26%      7/26/2001    100,000     100,000
Westpac Banking Corp.                5.25%       8/1/2001    100,000     100,002
Westpac Banking Corp.                6.21%      6/21/2001    100,000     100,001
                                                                    ------------
                                                                      10,439,450
                                                                    ------------
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
 (Cost $12,569,450)                                                   12,569,450
--------------------------------------------------------------------------------
EURODOLLAR CERTIFICATES OF DEPOSIT (17.2%)
--------------------------------------------------------------------------------
Abbey National PLC                   3.98%      8/28/2001    100,000     100,002
Abbey National PLC                   4.16%      5/29/2002     50,000      50,009
Abbey National PLC                   4.29%      7/25/2001    150,000     150,002

--------------------------------------------------------------------------------
                                                                Face      Market
                                                 Maturity     Amount      Value*
Prime Money Market Fund           Yield**            Date      (000)       (000)
--------------------------------------------------------------------------------
Abbey National PLC                   4.30%      7/24/2001    100,000     100,000
Abbey National PLC                   4.51%      4/17/2002    200,000     200,000
Abbey National PLC                   4.52%      4/17/2002    191,000     190,853
Abbey National PLC                   6.20%      6/22/2001    100,000     100,000
Abbey National PLC                   6.37%      6/14/2001    400,000     400,000
Bank Austria AG                      4.30%      7/23/2001     25,000      25,001
Bank of Nova Scotia                  4.02%      8/17/2001     25,000      25,002
Bank of Nova Scotia                  4.25%      6/11/2001    200,000     200,007
Bank of Nova Scotia                  4.30%      6/29/2001     50,000      50,002
Barclays Bank PLC                    4.11%      5/20/2002     25,000      24,971
Barclays Bank PLC                    4.43%      4/10/2002     95,000      94,942
Barclays Bank PLC                    4.55%      9/28/2001    100,000     100,000
Barclays Bank PLC                    4.55%     10/18/2001     50,000      50,036
Barclays Bank PLC                    4.58%      9/28/2001    200,000     200,003
Barclays Bank PLC                    4.61%      3/21/2002     89,000      89,041
Barclays Bank PLC                    4.63%      9/28/2001    110,000     110,028
Bayerische Hypo und Vereinsbank AG   3.95%      8/29/2001    100,000     100,000
Bayerische Hypo und Vereinsbank AG   4.22%       8/6/2001    275,000     275,012
Bayerische Hypo und Vereinsbank AG   4.29%      6/27/2001    100,000     100,000
Bayerische Hypo und Vereinsbank AG   4.78%      7/20/2001    100,000     100,000
Bayerische Hypo und Vereinsbank AG   4.92%      6/18/2001    100,000     100,000
Bayerische Landesbank Girozentrale   4.53%      9/26/2001    125,000     125,004
Bayerische Landesbank Girozentrale  4.565%      9/24/2001     71,000      71,000
Bayerische Landesbank Girozentrale   4.58%      9/24/2001    180,000     180,000
Bayerische Landesbank Girozentrale   4.75%      6/25/2001     71,000      71,000
Bayerische Landesbank Girozentrale   5.32%      7/30/2001     73,000      73,008
Bayerische Landesbank Girozentrale   5.38%      7/12/2001     19,000      18,998
Bayerische Landesbank Girozentrale   5.43%      7/16/2001     85,000      84,993
BNP Paribas                          3.98%      8/15/2001     50,000      50,004
Citibank, N.A.                       5.41%      7/12/2001    200,000     200,000
Citibank, N.A.                       6.03%       9/4/2001    100,000     100,218
Citibank, N.A.                       6.04%       7/5/2001    300,000     300,126
Commonwealth Bank of Australia       4.21%       8/6/2001     30,000      30,001
Credit Agricole Indosuez             4.56%      9/26/2001    100,000     100,013
Credit Agricole Indosuez             4.75%      9/17/2001     42,000      42,018
Credit Agricole Indosuez             4.97%      6/13/2001     65,000      65,000
Deutsche Bank AG                     4.57%      9/27/2001    168,000     168,005
Deutsche Bank AG                     4.61%      9/24/2001    200,000     200,019
Deutsche Bank AG                     4.81%      6/12/2001    170,000     170,000
Deutsche Bank AG                     6.39%       6/8/2001    100,000     100,001
Dresdner Bank AG                     4.29%      7/25/2001     50,000      50,001
Halifax PLC                          3.96%      8/13/2001    150,000     150,000
Halifax PLC                          4.13%      5/31/2002    100,000     100,000
Halifax PLC                          4.28%      7/25/2001    200,000     200,000
Halifax PLC                          4.30%      7/24/2001    200,000     200,000
Halifax PLC                          4.66%      7/10/2001    200,000     200,000
Halifax PLC                          5.08%       2/4/2002     50,000      49,986
Halifax PLC                          5.15%       8/2/2001    150,000     150,000
Halifax PLC                          5.27%      7/31/2001    100,000     100,000
Halifax PLC                          6.38%       6/8/2001     40,000      40,000
ING Bank                             3.98%      7/18/2001    100,000     100,000
ING Bank                            4.295%      6/29/2001    100,000     100,000
ING Bank                             4.63%      9/28/2001    100,000     100,000
ING Bank                             4.71%      7/19/2001     50,000      50,000

--------------------------------------------------------------------------------
                                                                Face      Market
                                                 Maturity     Amount      Value*
                                  Yield**            Date      (000)       (000)
--------------------------------------------------------------------------------
ING Bank                             4.80%      6/12/2001     50,000      50,000
ING Bank                             4.87%      7/16/2001    100,000     100,000
ING Bank                             4.99%      6/12/2001    200,000     200,000
ING Bank                             5.31%      7/30/2001    100,000     100,000
Landesbank Baden-Wurttemberg         3.94%      8/29/2001    100,000     100,010
Landesbank Baden-Wurttemberg         4.33%      7/24/2001    100,000     100,001
Landesbank Baden-Wurttemberg         4.77%      6/26/2001    200,000     200,003
Landesbank Baden-Wurttemberg         4.85%      6/19/2001     40,000      40,001
Landesbank Baden-Wurttemberg         5.32%      7/30/2001    130,000     130,004
Landesbank Baden-Wurttemberg         6.50%       6/5/2001    100,000     100,000
Landesbank Hessen-Thueringen         4.30%      7/23/2001     50,000      50,010
Landesbank Hessen-Thueringen         5.44%      6/12/2001    100,000      99,997
Lloyds Bank                          4.08%      5/20/2002     40,000      39,942
Lloyds Bank                          4.63%      9/20/2001     50,000      50,004
Lloyds Bank                          5.07%      1/25/2002    100,000     100,003
Lloyds Bank                          5.22%      1/30/2002    200,000     200,028
Lloyds Bank                          5.30%      7/30/2001    184,000     184,003
Lloyds Bank                          6.37%       6/1/2001     50,000      50,000
National Australia Bank              4.32%      7/24/2001    100,000     100,003
Rabobank Nederlanden                 5.38%      7/12/2001     60,000      59,992
Societe Generale                     5.38%       8/1/2001     55,000      55,007
Toronto Dominion Bank                4.98%      6/12/2001    135,000     135,000
Westdeutsche Landesbank              4.80%       7/2/2001    100,000     100,000
Westdeutsche Landesbank              4.85%       6/1/2001    200,000     200,000
--------------------------------------------------------------------------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
 (Cost $9,218,314)                                                     9,218,314
--------------------------------------------------------------------------------
OTHER NOTES (4.6%)
--------------------------------------------------------------------------------
Bank of America National Assn.       3.96%      8/13/2001    200,000     200,000
Bank of America National Assn.       4.43%     10/11/2001    250,000     250,000
Bank of America National Assn.       6.10%       6/7/2001    200,000     200,000
Dakota Certificates                 4.052%      6/13/2001     99,500      99,366
Dakota Certificates                  4.25%       6/1/2001    108,318     108,318
Dakota Certificates                 4.322%      6/19/2001    150,000     149,678
Dakota Certificates                 4.372%       6/8/2001    200,000     199,831
Dakota Certificates                 4.385%      6/18/2001    200,000     199,588
Dakota Certificates                 4.418%       6/7/2001    100,000      99,927
Dakota Certificates                 4.419%       6/7/2001    150,000     149,890
LaSalle National Bank                4.00%      8/16/2001    100,000     100,000
LaSalle National Bank                4.69%       7/9/2001    200,000     200,000
NewCastle Certificates              4.066%      6/21/2001    226,700     226,190
NewCastle Certificates              4.107%      6/21/2001    118,021     117,753
NewCastle Certificates              4.127%      6/21/2001     88,500      88,298
NewCastle Certificates              4.316%      7/25/2001     30,400      30,205
NewCastle Certificates              4.396%      7/20/2001     18,750      18,639
--------------------------------------------------------------------------------
TOTAL OTHER NOTES
 (Cost $2,437,683)                                                     2,437,683
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.8%)
 (Cost $53,500,491)                                                   53,500,491
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Prime Money Market Fund                                                    (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.2%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                     546,425
Liabilities                                                            (431,760)
                                                                    ------------
                                                                         114,665
                                                                    ------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $53,615,156
================================================================================
 *See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
(1) Adjustable Rate Note.

--------------------------------------------------------------------------------
AT MAY 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          Amount
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                     $ 53,614,461
Undistributed Net Investment Income                                           --
Accumulated Net Realized Gains                                               695
--------------------------------------------------------------------------------
NET ASSETS $53,615,156
================================================================================

Investor Shares--Net Assets
Applicable to 50,035,623,268 outstanding $.001
 par value shares of beneficial interest (unlimited authorization)   $50,036,286
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                                           $1.00
================================================================================

Institutional Shares--Net Assets
Applicable to 3,578,833,100 outstanding $.001
 par value shares of beneficial interest (unlimited authorization)    $3,578,870
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE---
 INSTITUTIONAL SHARES                                                      $1.00
================================================================================

--------------------------------------------------------------------------------
                                                                Face      Market
                                                 Maturity     Amount      Value*
Federal Money Market Fund         Yield**            Date      (000)       (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (99.2%)
--------------------------------------------------------------------------------
Federal Home Loan Bank              3.957%       8/1/2001   $ 65,000    $ 64,568
Federal Home Loan Bank              4.255%       7/1/2001(1) 470,000     469,941
Federal Home Loan Bank               4.52%      7/12/2001(1) 190,000     189,953
Federal Home Loan Bank              4.588%      7/19/2001(1)  40,000      39,990
Federal Home Loan Bank       4.721%-4.725%      6/29/2001    182,520     181,857
Federal Home Loan Bank              4.875%      1/22/2002     30,000      29,963
Federal Home Loan Bank               4.91%      6/13/2001(1) 375,000     374,813
Federal Home Loan Bank              6.505%     11/27/2001     30,200      30,553
Federal Home Loan Bank               7.25%      5/15/2002    105,000     107,897
Federal Home Loan Mortgage Corp.    3.872%      8/30/2001    130,000     128,754
Federal Home Loan Mortgage Corp.    3.936%      8/23/2001    250,000     247,754
Federal Home Loan
 Mortgage Corp.              3.935%-3.945%      11/8/2001     45,620      44,837
Federal Home Loan Mortgage Corp.    4.508%      7/12/2001    300,000     298,476
Federal Home Loan Mortgage Corp.    4.659%       7/5/2001    162,400     161,694
Federal Home Loan Mortgage Corp.    5.037%      1/31/2002    100,000      96,743
Federal Home Loan Mortgage Corp.    5.072%      8/16/2001    118,418    1 17,181
Federal Home Loan Mortgage Corp.    5.444%       1/3/2002     50,000      48,452
Federal Home Loan
 Mortgage Corp.              6.905%-6.923%      7/19/2001    200,000     198,277
Federal National Mortgage Assn.     3.929%      8/23/2001    330,000     327,040
Federal National Mortgage Assn.     3.932%      11/2/2001     50,000      49,174
Federal National Mortgage Assn.     3.934%      11/8/2001     33,982      33,399
Federal National Mortgage Assn.     3.983%       6/4/2001(1) 200,000     199,997
Federal National Mortgage Assn.     3.985%       6/4/2001(1) 463,000     462,994
Federal National Mortgage Assn.     4.184%      4/19/2002    100,000      96,404
Federal National Mortgage Assn.     4.188%       4/5/2002     19,775      19,093
Federal National Mortgage
 Assn.                       4.691%-4.692%      6/21/2001    357,552     356,630
Federal National Mortgage
 Assn.                       4.713%-4.715%      6/28/2001    672,838     670,486
Federal National Mortgage Assn.     5.092%       2/8/2002     75,000      72,454
Federal National Mortgage Assn.     5.086%      2/11/2002     77,137      74,493
Federal National Mortgage
 Assn.                       6.438%-6.462%     11/16/2001    289,405     281,213
Federal National Mortgage Assn.      6.44%     11/21/2001     31,500      31,856
Federal National Mortgage Assn.      6.48%      11/2/2001     86,875      87,756
Federal National Mortgage Assn.      6.56%     10/16/2001     12,363      12,476
Federal National Mortgage Assn.     6.625%      1/15/2002    100,000     100,594
Federal National Mortgage Assn.      6.64%      9/18/2001    180,000     179,980
Federal National Mortgage Assn.     6.993%       6/5/2001    100,000      99,927
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (Cost $5,987,669)                                                     5,987,669
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (2.5%)
--------------------------------------------------------------------------------
Societe Generale                     4.13%       6/1/2001     12,879      12,879
 (Dated 5/31/2001, Repurchase Value $12,880,000
  Collateralized by Federal Home Loan Mortgage Corp. 5.75%, 3/15/2009)
Warburg Dillon Read LLC              4.18%       6/1/2001    140,000     140,000
 (Dated 5/31/2001, Repurchase Value $140,016,000
  Collateralized by Federal National Mortgage Assn. 3.74%, 12/14/2001)
--------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
 (Cost $152,879)                                                         152,879
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (101.7%)
 (Cost $6,140,548)                                                     6,140,548
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
Federal Money Market Fund                                                  (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.7%)
--------------------------------------------------------------------------------
Other Assets---Note B                                                   $ 49,403
Liabilities                                                            (152,704)
                                                                    ------------
                                                                       (103,301)
                                                                    ------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 6,037,339,871 outstanding $.001 par value shares
 of beneficial interest (unlimited authorization)                     $6,037,247
================================================================================
NET ASSET VALUE PER SHARE $1.00
================================================================================
*See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
(1) Adjustable Rate Note.

--------------------------------------------------------------------------------
AT MAY 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                              Amount         Per
                                                               (000)       Share
--------------------------------------------------------------------------------
Paid-in Capital                                           $6,037,369       $1.00
Undistributed Net Investment Income                               --          --
Accumulated Net Realized Losses                                (122)          --
--------------------------------------------------------------------------------
NET ASSETS                                                $6,037,247       $1.00
================================================================================

--------------------------------------------------------------------------------
                                                                Face      Market
                                                 Maturity     Amount      Value*
Treasury Money Market Fund        Yield**            Date      (000)       (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (100.3%)
--------------------------------------------------------------------------------
U.S. Treasury Bill           3.562%-4.898%      8/23/2001   $669,432   $ 663,492
U.S. Treasury Bill           3.628%-4.639%      8/16/2001     18,949      18,805
U.S. Treasury Bill           3.628%-3.633%      8/30/2001    303,000     300,276
U.S. Treasury Bill           3.633%-4.704%       8/9/2001    236,964     235,308
U.S. Treasury Bill           3.682%-4.089%       7/5/2001     57,055      56,853
U.S. Treasury Bill           3.687%-3.724%      11/8/2001    220,000     216,445
U.S. Treasury Bill           3.697%-4.087%      10/4/2001     69,518      68,556
U.S. Treasury Bill           3.817%-4.882%       8/2/2001    401,103     398,170
U.S. Treasury Bill           3.951%-5.555%      6/14/2001    185,633     185,357
U.S. Treasury Bill           3.979%-4.006%      7/12/2001    129,367     128,786
U.S. Treasury Bill           4.265%-4.282%      9/20/2001    190,000     187,548
U.S. Treasury Bill           4.271%-4.646%       9/6/2001    305,000     301,388
U.S. Treasury Bill           4.418%-5.816%      6/21/2001    310,000     309,184
U.S. Treasury Bill           4.513%-5.954%       6/7/2001    143,524     143,397
U.S. Treasury Bill                   5.50%      8/31/2001      3,975       3,988
U.S. Treasury Note                   5.50%      7/31/2001    154,299     154,376
U.S. Treasury Note                  5.625%      9/30/2001    149,095     149,797
U.S. Treasury Note                  5.875%     11/30/2001     80,000      80,330
U.S. Treasury Note                   6.25%     10/31/2001     40,000      40,314
U.S. Treasury Note                  6.375%      9/30/2001     70,000      70,492
U.S. Treasury Note                   6.50%      8/31/2001    150,000     151,024
U.S. Treasury Note                  6.625%      6/30/2001     75,000      75,117
U.S. Treasury Note                  6.625%      7/31/2001    315,766     316,496
U.S. Treasury Note                   7.50%     11/15/2001    100,000     101,643
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
 (Cost $4,357,142)                                                     4,357,142
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                      35,350
Liabilities                                                             (50,278)
                                                                    ------------
                                                                        (14,928)
                                                                    ------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 4,341,601,821 outstanding $.001 par value shares
 of beneficial interest (unlimited authorization)                     $4,342,214
================================================================================
NET ASSET VALUE PER SHARE $1.00
================================================================================
*See Note A in Notes to Financial Statements.
**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

--------------------------------------------------------------------------------
AT MAY 31, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------

                                                              Amount         Per
                                                               (000)       Share
--------------------------------------------------------------------------------
Paid-in Capital                                           $4,341,621       $1.00
Undistributed Net Investment Income                               --          --
Accumulated Net Realized Gains                                   593          --
--------------------------------------------------------------------------------
NET ASSETS                                                $4,342,214       $1.00
================================================================================

STATEMENT OF OPERATIONS

This Statement shows interest earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. Expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and any Unrealized Appreciation (Depreciation) on investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal and Unrealized Appreciation (Depreciation) should be zero.

--------------------------------------------------------------------------------
                                         Prime         Federal          Treasury
                                  Money Market    Money Market      Money Market
                                          Fund            Fund              Fund
                                ------------------------------------------------
                                            Six Months Ended May 31, 2001
                                ------------------------------------------------
                                         (000)           (000)             (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
 Interest                          $ 1,494,071        $168,391          $117,642
--------------------------------------------------------------------------------
  Total Income                       1,494,071         168,391           117,642
--------------------------------------------------------------------------------
Expenses
The Vanguard Group--Note B
 Investment Advisory Services            3,080             352               260
 Management and Administrative--
  Investor Shares                       72,103           8,683             6,339
 Management and Administrative--
  Institutional Shares*                  1,649              --                --
 Marketing and Distribution--
  Investor Shares                        4,062             494               366
 Marketing and Distribution--
  Institutional Shares*                    240              --                --
Custodian Fees                             395              49                36
Auditing Fees                               17               6                 5
Shareholders' Reports--Investor Shares     105              18                14
Shareholders' Reports--
  Institutional Shares*                     20              --                --
Trustees' Fees and Expenses                 44               5                 4
--------------------------------------------------------------------------------
  Total Expenses                        81,715           9,607             7,024
  Expenses Paid Indirectly--Note C         (5)             (4)                --
--------------------------------------------------------------------------------
  Net Expenses                          81,710           9,603             7,024
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                1,412,361         158,788           110,618
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS) ON INVESTMENT
 SECURITIES SOLD                         1,713             (9)               288
--------------------------------------------------------------------------------
UNREALIZED APPRECIATION (DEPRECIATION) OF
 INVESTMENT SECURITIES                      --              --                --
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS          $1,414,074        $158,779          $110,906
================================================================================
*The Federal and Treasury Money Market Funds do not offer Institutional Shares.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Dividends from Net Investment Income generally equal the net income earned as shown under the Operations section. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. Dividends and Capital Share Transactions are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                                       Prime Money Market Fund
                                                   -----------------------------
                                                    Six Months              Year
                                                         Ended             Ended
                                                  May 31, 2001     Nov. 30, 2000
                                                         (000)             (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                             $ 1,412,361       $ 2,726,710
 Realized Net Gain (Loss)                                1,713             (957)
 Unrealized Appreciation (Depreciation)                     --                --
--------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations                         1,414,074         2,725,753
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
 Investor Shares                                   (1,323,271)       (2,598,933)
 Institutional Shares                                 (89,090)         (127,777)
--------------------------------------------------------------------------------
  Total Dividends                                  (1,412,361)       (2,726,710)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES (at $1.00)
 Issued                                             30,358,544        60,007,872
 Issued in Lieu of Cash Distributions                1,277,070         2,506,609
 Redeemed                                         (27,319,279)      (56,225,638)
--------------------------------------------------------------------------------
  Net Increase (Decrease)--Investor Shares           4,316,335         6,288,843
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES (at $1.00)
 Issued                                              3,573,539         4,911,250
 Issued in Lieu of Cash Distributions                   80,017           105,745
 Redeemed                                          (2,734,999)       (4,132,514)
--------------------------------------------------------------------------------
  Net Increase (Decrease)--Institutional Shares        918,557           884,481
--------------------------------------------------------------------------------
 Total Increase (Decrease)                           5,236,605         7,172,367
--------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                                48,378,551        41,206,184
--------------------------------------------------------------------------------
 End of Period                                     $53,615,156       $48,378,551
================================================================================

-------------------------------------------------------------------------------------------------------------------
                                               Federal Money                               Treasury Money
                                                Market Fund                                  Market Fund
                                 -----------------------------------------    -------------------------------------
                                       Six Months                   Year        Six Months                    Year
                                            Ended                  Ended             Ended                   Ended
                                     May 31, 2001          Nov. 30, 2000      May 31, 2001           Nov. 30, 2000
                                            (000)                  (000)             (000)                   (000)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                  $ 158,788              $ 320,605         $ 110,618               $ 236,478
 Realized Net Gain (Loss)                     (9)                  (202)               288                    (63)
 Unrealized Appreciation (Depreciation)        --                     --                --                      --
-------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations              158,779                320,403           110,906                 236,415
-------------------------------------------------------------------------------------------------------------------
Dividends from Net Investment Income    (158,788)              (320,605)         (110,618)               (236,478)
-------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (at $1.00)
 Issued                                 2,733,835              4,999,148         2,360,930               4,487,949
 Issued in Lieu of Cash Distributions     153,266                309,916           106,296                 226,933
 Redeemed                             (2,345,236)            (5,056,665)       (2,232,148)             (5,200,585)
-------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions             541,865                252,399           235,078               (485,703)
-------------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                541,856                252,197           235,366               (485,766)
-------------------------------------------------------------------------------------------------------------------
Net Assets
 Beginning of Period                    5,495,391              5,243,194         4,106,848               4,592,614
-------------------------------------------------------------------------------------------------------------------
 End of Period                         $6,037,247             $5,495,391        $4,342,214              $4,106,848
===================================================================================================================

FINANCIAL HIGHLIGHTS

Each fund's objective is to maintain a constant NAV of $1.00 per share by distributing all of its income and avoiding capital gains or losses. The financial highlights table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets for each fund or class of shares. These data will help you assess the variability of net income returns from year to year and how much it costs to operate the fund.

-------------------------------------------------------------------------------------------------
                                                         Prime Money Market Fund Investor Shares
                                                                  Year Ended November 30,
For a Share Outstanding            Six Months Ended     -----------------------------------------
Throughout Each Period                 May 31, 2001     2000     1999     1998      1997     1996
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $1.00    $1.00    $1.00    $1.00     $1.00    $1.00
-------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .028     .060     .049     .053      .053     .052
 Net Realized and Unrealized Gain (Loss)
  on Investments                                 --       --       --       --        --       --
-------------------------------------------------------------------------------------------------
  Total from Investment Operations             .028     .060     .049     .053      .053     .052
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income        (.028)   (.060)   (.049)   (.053)    (.053)   (.052)
 Distributions from Realized Capital Gains       --       --       --       --        --       --
-------------------------------------------------------------------------------------------------
  Total Distributions                        (.028)   (.060)   (.049)   (.053)    (.053)   (.052)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $1.00    $1.00    $1.00    $1.00     $1.00    $1.00
=================================================================================================
TOTAL RETURN                                  2.79%    6.21%    4.97%    5.42%     5.41%    5.31%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)       $50,036  $45,719  $39,430  $33,732   $26,480  $22,218
 Ratio of Total Expenses to
  Average Net Assets                         0.33%*    0.33%    0.33%    0.33%     0.32%    0.32%
 Ratio of Net Investment Income to
  Average Net Assets                         5.49%*    6.04%    4.85%    5.28%     5.28%    5.18%
=================================================================================================
*Annualized.

Financial Highlights (continued)
-------------------------------------------------------------------------------------------------
                                                     Prime Money Market Fund Institutional Shares
                                                               Year Ended November 30,
For a Share Outstanding            Six Months Ended  --------------------------------------------
Throughout Each Period                 May 31, 2001     2000     1999     1998      1997     1996
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $1.00    $1.00    $1.00    $1.00     $1.00    $1.00
-------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .028     .062     .050     .055      .054     .054
 Net Realized and Unrealized Gain (Loss)
  on Investments                                 --       --       --       --        --       --
-------------------------------------------------------------------------------------------------
Total from Investment Operations               .028     .062     .050     .055      .054     .054
-------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income        (.028)   (.062)   (.050)   (.055)    (.054)   (.054)
 Distributions from Realized Capital Gains       --       --       --       --        --       --
-------------------------------------------------------------------------------------------------
Total Distributions                          (.028)   (.062)   (.050)   (.055)    (.054)   (.054)
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                $1.00    $1.00    $1.00    $1.00     $1.00    $1.00
=================================================================================================
TOTAL RETURN                                  2.88%    6.39%    5.15%    5.61%     5.59%    5.49%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)        $3,579   $2,660   $1,776   $1,143      $951     $910
 Ratio of Total Expenses to
  Average Net Assets                         0.13%*    0.15%    0.15%    0.15%     0.15%    0.15%
 Ratio of Net Investment Income to
  Average Net Assets                         5.63%*    6.24%    5.04%    5.46%     5.44%    5.35%
=================================================================================================
*Annualized.

-------------------------------------------------------------------------------------------------
                                                              Federal Money Market Fund
                                                              Year Ended November 30,
For a Share Outstanding            Six Months Ended  --------------------------------------------
Throughout Each Period                 May 31, 2001     2000     1999     1998      1997     1996
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $1.00    $1.00    $1.00    $1.00     $1.00    $1.00
-------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                         .027     .059     .048     .052      .052     .051
 Net Realized and Unrealized Gain (Loss)
  on Investments                                 --       --       --       --        --       --
-------------------------------------------------------------------------------------------------
  Total from Investment Operations             .027     .059     .048     .052      .052     .051
-------------------------------------------------------------------------------------------------
Distributions
 Dividends from Net Investment Income        (.027)   (.059)   (.048)   (.052)    (.052)   (.051)
 Distributions from Realized Capital Gains       --       --       --       --        --       --
-------------------------------------------------------------------------------------------------
  Total Distributions                        (.027)   (.059)   (.048)   (.052)    (.052)   (.051)
-------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $1.00    $1.00    $1.00    $1.00     $1.00    $1.00
=================================================================================================
TOTAL RETURN                                  2.76%    6.11%    4.89%    5.35%     5.35%    5.26%
=================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)        $6,037   $5,495   $5,243   $4,263    $3,495   $3,100
 Ratio of Total Expenses to
  Average Net Assets                         0.33%*    0.33%    0.33%    0.33%     0.32%    0.32%
 Ratio of Net Investment Income to
  Average Net Assets                         5.45%*    5.94%    4.79%    5.21%     5.22%    5.13%
=================================================================================================
*Annualized.

-------------------------------------------------------------------------------------------------
                                                                Treasury Money Market Fund
                                                                  Year Ended November 30,
For a Share Outstanding            Six Months Ended  --------------------------------------------
Throughout Each Period                 May 31, 2001     2000     1999     1998      1997     1996
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $1.00    $1.00    $1.00    $1.00     $1.00    $1.00
-------------------------------------------------------------------------------------------------
Investment Operations
 Net Investment Income                         .026     .056     .044     .050      .050     .050
 Net Realized and Unrealized Gain (Loss)
  on Investments                                 --       --       --       --        --       --
-------------------------------------------------------------------------------------------------
  Total from Investment Operations             .026     .056     .044     .050      .050     .050
-------------------------------------------------------------------------------------------------
Distributions
 Dividends from Net Investment Income        (.026)   (.056)   (.044)   (.050)    (.050)   (.050)
 Distributions from Realized Capital Gains       --       --       --       --        --       --
-------------------------------------------------------------------------------------------------
Total Distributions                          (.026)   (.056)   (.044)   (.050)    (.050)   (.050)
Net Asset Value, End of Period                $1.00    $1.00    $1.00    $1.00     $1.00    $1.00
Total Return                                  2.63%    5.70%    4.51%    5.06%     5.10%    5.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)         $4,342   $4,107   $4,593   $3,942    $3,237   $2,917
Ratio of Total Expenses to
 Average Net Assets                          0.33%*    0.33%    0.33%    0.33%     0.32%    0.32%
Ratio of Net Investment Income to
 Average Net Assets                          5.19%*    5.53%    4.41%    4.94%     4.98%    4.99%
=================================================================================================
*Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Money Market Funds comprise the Prime Money Market Fund, Federal Money Market Fund, and Treasury Money Market Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The Prime Money Market Fund invests in short-term debt instruments of companies primarily operating in specific industries; the issuers' abilities to meet their obligations may be affected by economic developments in such industries. The Federal Money Market Fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Treasury Money Market Fund invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

The Prime Money Market Fund offers two classes of shares, Investor Shares and Institutional Shares. Institutional shares are designed for investors that meet certain administrative and servicing criteria and invest a minimum of $10 million. Investor shares are offered to all other investors.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.
     1. Security Valuation: Securities are valued at amortized cost, which approximates market value.
     2. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
     3. Repurchase Agreements: Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
     4. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities. Dividends from net investment income are declared daily and paid on the first business day of the following month.
     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At May 31, 2001, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                         Capital Contributed      Percentage          Percentage
                                 to Vanguard    of Portfolio       of Vanguard's
Money Market Fund                      (000)      Net Assets      Capitalization
--------------------------------------------------------------------------------
Prime                                $10,119           0.02%               10.1%
Federal                                1,122           0.02                 1.1
Treasury                                 822           0.02                 0.8
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. The funds' custodian bank has agreed to reduce its fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended May 31, 2001, custodian fee offset arrangements reduced expenses by:

--------------------------------------------------------------------------------
                                                               Expense Reduction
Money Market Fund                                                          (000)
--------------------------------------------------------------------------------
Prime                                                                         $5
Federal                                                                        4
--------------------------------------------------------------------------------

THE ADVANTAGES OF
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THE PEOPLE
 Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.
     The majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers. The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.

--------------------------------------------------------------------------------
TRUSTEES

John J. Brennan (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

Charles D. Ellis (2001) Retired Managing Partner of Greenwich Associates; Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JoAnn Heffernan Heisen (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & Johnson*Merck Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

Bruce K. MacLaury (1990) President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

Burton G. Malkiel (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital, The Jeffrey Co., NeuVis, Inc., and Select Sector SPDR Trust.

Alfred M. Rankin, Jr. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of The BFGoodrich Co.

James O. Welch, Jr. (1971) Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. Lawrence Wilson (1985) Retired Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of AmeriSource Health Corporation, Cummins Engine Co., and The Mead Corp.; Trustee of Vanderbilt University.


--------------------------------------------------------------------------------
OTHER FUND OFFICERS

Raymond J. Klapinsky, Secretary; Managing Director and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

Thomas J. Higgins, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.


--------------------------------------------------------------------------------
VANGUARD MANAGING DIRECTORS

R. Gregory Barton, Legal Department.
Robert A. DiStefano, Information Technology.
James H. Gately, Direct Investor Services.
Kathleen C. Gubanich, Human Resources.
Ian A. MacKinnon, Fixed Income Group.
F. William McNabb, III, Institutional Investor Group.
Michael S. Miller, Planning and Development.
Ralph K. Packard, Chief Financial Officer.
George U. Sauter, Quantitative Equity Group.


--------------------------------------------------------------------------------
John C. Bogle Founder
Chairman and Chief Executive, 1974-1996.

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Q302 072001